BUSINESS COMBINATIONS: (Tables) - Tapjoy Inc	6 Months Ended
Jun. 30, 2022
Business Acquisition [Line Items]
Schedule of Acquisition date fair value of consideration transferred

The acquisition date fair value of the consideration transferred was $391,252 thousand, which consisted of the following (U.S. dollars in thousands):

Consideration:
Cash	$389,754
Fair value of share options and restricted share units assumed	1,498
Total consideration transferred	$391,252

Summary of fair values of assets acquired and liabilities assumed

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (U.S. dollars in thousands):

Cash	$33,165
Accounts receivable	52,024
Other current assets	1,257
Operating lease right-of-use asset	4,496
Property, equipment and software	465
Goodwill	216,055
Technology	118,900
Customer relationships	33,300
Trade name	5,700
Other assets	359
Accounts payable	(39,349)
Other current liabilities	(19,791)
Operating lease liabilities	(4,913)
Deferred tax liabilities	(9,768)
Other non-current liabilities	(648)
Net assets acquired	$391,252

Summary of unaudited pro forma financial information

	Six Months Ended June 30,
	2022	2021
Unaudited pro forma financial information
Pro forma revenue	$372,450	$300,100
Pro forma net income	$29,524	$6,213